Intangible Assets, Net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized computer software	$ 173.6	$ 86.2	$ 68.8
Capitalized computer software, amortization	$ 92.3	$ 79.8	$ 73.7